Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 1,921.6	$ 1,728.2	$ 1,656.9
Total Identifiable Assets	2,012.7	2,029.4
General Corporate [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	718.9	774.4
Worldwide Total [Member]
Segment Reporting Information [Line Items]
Net sales	1,921.6	1,728.2	1,656.9
Total Identifiable Assets	2,012.7	2,029.4
Segments Total [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,293.8	1,255.0
North America [Member]
Segment Reporting Information [Line Items]
Net sales	1,509.9	1,348.8	1,238.5
Total Identifiable Assets	953.1	925.1
Australia [Member]
Segment Reporting Information [Line Items]
Net sales	252.5	228.4	267.7
Total Identifiable Assets	237.0	232.4
New Zealand [Member]
Segment Reporting Information [Line Items]
Net sales	73.3	61.4	64.7
Total Identifiable Assets	31.8	26.5
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	85.9	89.6	$ 86.0
Total Identifiable Assets	$ 71.9	$ 71.0